College Loan Corporation Trust II Series 2007-1
Statement to Note Holders
As of and for the collection period ended: 06/30/2007
and the distribution period July 26, 2007 through July 31, 2007

Pursuant to section 11.03 of the Trust Indenture, the following is provided to the trustee by the issuer. The information shown below has not been independently verified, however it is believed to be accurate to the best of the issuer’s knowledge.

(a)
the amount of payments with respect to each series of Notes paid with respect to principal between July 26, 2007 and July 31, 2007 made to the holder of record on the day prior to the applicable payment date. Specific payment dates listed below;

Series	Class	Principal Paid	Payment Date	Determination Date
2007-1	A-1	$0
2007-1	A-2	$0
2007-1	A-3	$0
2007-1	A-4	$0
2007-1	A-5	$0
2007-1	A-6	$0
2007-1	A-7	$0
2007-1	A-8	$0
2007-1	A-9	$0
2007-1	A-10	$0
2007-1	A-11	$0
2007-1	A-12	$0
2007-1	A-13	$0
2007-1	A-14	$0
2007-1	B-1	$0
2007-1	B-2	$0
2007-1	B-3	$0
2007-1	B-4	$0

(b)
the amount of payments with respect to each series of Notes paid with respect to interest between July 26, 2007 and July 31, 2007 made to the holder of record on the day prior to the applicable payment date. Specific payment dates listed below;

Series	Class	Interest Paid	Payment Date	Determination Date
2007-1	A-1	$0
2007-1	A-2	$0
2007-1	A-3	$0
2007-1	A-4	$0
2007-1	A-5	$0
2007-1	A-6	$0
2007-1	A-7	$0
2007-1	A-8	$0
2007-1	A-9	$0
2007-1	A-10	$306,090	07/26/07	07/25/07
2007-1	A-11	$290,563	07/27/07	07/25/07
2007-1	A-12	$ 99,989	07/31/07	07/25/07
2007-1	A-13	$0
2007-1	A-14	$0
2007-1	B-1	$0
2007-1	B-2	$0
2007-1	B-3	$0
2007-1	B-4	$0

(c)	the amount of the payments allocable to any interest that was carried over together with the amount of any remaining outstanding interest that was carried over;

Carry over amounts         $0

(d)	the principal balance of Financed Student Loans as of the close of business on the last day of June 2007;

Principal Balance of Financed Student Loans         $1,424,671,192

(e)
the aggregate outstanding principal amount of the Notes of each series as of the close of business on July 31st, after giving effect to payments allocated to principal reported under paragraph (a) above;

Series	Class	Outstanding Balance
2007-1	A-1	$ 200,000,000
2007-1	A-2	$ 278,000,000
2007-1	A-3	$ 222,000,000
2007-1	A-4	$ 72,600,000
2007-1	A-5	$ 75,000,000
2007-1	A-6	$ 75,000,000
2007-1	A-7	$ 75,000,000
2007-1	A-8	$ 75,000,000
2007-1	A-9	$ 75,000,000
2007-1	A-10	$ 75,000,000
2007-1	A-11	$ 70,800,000
2007-1	A-12	$ 24,500,000
2007-1	A-13	$ -
2007-1	A-14	$ 200,000,000
2007-1	B-1	$ 25,000,000
2007-1	B-2	$ 25,000,000
2007-1	B-3	$ 25,000,000
2007-1	B-4	$ 25,000,000

(f)	the weighted average interest rate for any series of variable rate Notes between July 26th and July 31st , indicating how such interest rate is calculated;

Series	Class	Weighted Average Interest Rate	Interest Calculation
2007-1	A-4	5.320%	28-Day Auction Rate
2007-1	A-5	5.300%	28-Day Auction Rate
2007-1	A-6	5.320%	28-Day Auction Rate
2007-1	A-7	5.320%	28-Day Auction Rate
2007-1	A-8	5.300%	28-Day Auction Rate
2007-1	A-9	5.320%	28-Day Auction Rate
2007-1	A-10	5.375%	28-Day Auction Rate
2007-1	A-11	5.342%	28-Day Auction Rate
2007-1	A-12	5.318%	28-Day Auction Rate
2007-1	A-13	n/a	28-Day Auction Rate
2007-1	B-1	5.390%	28-Day Auction Rate
2007-1	B-2	5.450%	28-Day Auction Rate
2007-1	B-3	5.430%	28-Day Auction Rate
2007-1	B-4	5.350%	28-Day Auction Rate

Series	Class	Weighted Average Libor Rate	Spread	Weighted Average Rate	Interest Calculation
2007-1	A-1	5.36000%	0.01000%	5.37000%	Floating Rate Note
2007-1	A-2	5.36000%	0.06000%	5.42000%	Floating Rate Note
2007-1	A-3	5.36000%	0.10000%	5.46000%	Floating Rate Note
2007-1	A-14	5.32000%	0.09500%	5.41500%	Reset Rate Note

(g)	principal balances associated with an interest rate distribution applicable to pool assets as of June 30, 2007;

Interest Rate Distribution	Principal Balance	%
0.00% - 2.99%	9,513,102	0.67%
3.00% - 3.99%	74,941,264	5.26%
4.00% - 4.99%	245,481,923	17.23%
5.00% - 5.99%	203,729,598	14.30%
6.00% - 6.99%	618,711,564	43.43%
7.00% - 7.99%	156,047,414	10.95%
8.00% - 8.99%	116,246,327	8.16%
9.00% - 9.99%	0.00	0.00%
9.99%+	0.00	0.00%

(h)	the amount of the master servicing fees allocated for payment to the master servicer as part of monthly waterfall distribution;

Servicing fees	$484,516
Allocation date	07/25/07

(i)
the amount of the Administration Fee, any auction agent fees, market agent fees, calculation agent fees, broker-dealer fees, fees paid to the Delaware Trustee, the Trustee, the Eligible Lender Trustee and the Back-Up Servicer, all paid or reserved for as part of the monthly waterfall distribution as of July 25, 2007;

Fee	Amount	Payment Date
Administration	$121,129	07/25/07
Auction Agent	$3,651	07/25/07
Market Agent	$0
Calculation Agent	$0
Broker-Dealer	$109,515	07/25/07
Delaware Trustee	$0
Trustee	$13,136	07/25/07
Eligible Lender Trustee	$0
Back-Up Servicer	$0

(j)	the amount of excess cash flow or excess spread and the disposition of excess cash flow based on the July 25, 2007 waterfall calculation;

Cash Availability	$48,913,316
Expense Totals	($1,454,081)
Interest Distribution Allocation	($8,234,235)
Scheduled Principal Distribution Allocation	($39,225,000)
Amounts Deposited to the Acquisition Fund	$0
Amount of excess cash flow or excess spread remaining in the Collection Fund	$0

Item	Amount

Total Disposition	$0

(k)	the amount of principal and interest received during June 2007 relating to Financed Student Loans;

Amount of principal and interest received	$37,072,733

(l)
the amount of the payment attributable to amounts in the Reserve Fund, the amount of any other withdrawals from the Reserve Fund and the balance of the Reserve Fund as of the close of business on the last day of June 2007;

Amount of payment attributable to amounts in the Reserve Fund	$0
Amount of any other withdrawals from the Reserve Fund	$0
Ending Balance of Reserve Fund	$8,479,010

(m)	the portion, if any, of the payments made on the Notes as described in sections (a) or (b) above between July 26, 2007 and July 31, 2007 attributable to amounts on deposit in the Acquisition Fund;

Payments from the Acquisition Fund	$0

(n)	the aggregate amount, if any, paid by the Trustee to acquire Student Loans from amounts on deposit in the Acquisition Fund during June 2007;

Amounts paid to acquire Student Loans	$353,682

(o)	the amount remaining in the Acquisition Fund that has not been used to acquire Student Loans and is being transferred to the Debt Service Fund;

Amounts remaining in the Acquisition Fund as of June 30, 2007	$2,045,505

Amounts in Acquisition fund transferred to the Debt Service Fund	$0

(p)	the aggregate amount, if any, paid for Financed Student Loans purchased from the Trust during June 2007;

Amounts paid for Financed Student Loans purchased from the Trust	$0

(q)
the number of borrowers and principal amount of Financed Student Loans, as of the close of business on the last day of June 2007, that are (i) 0 to 30 days delinquent, (ii) 31 to 60 days delinquent, (iii) 61 to 90 days delinquent, (iv) 91 to 120 days delinquent, (v) greater than 120 days delinquent and (vi) for which claims have been filed with the appropriate Guarantee Agency and which are awaiting payment;

		Borrowers	Amount
(i)	0 to 30 days delinquent	108,083	1,334,510,904
(ii)	31 to 60 days delinquent	2,374	24,127,048
(iii)	61 to 90 days delinquent	1,258	11,942,677
(iv)	91 to 120 days delinquent	1,271	15,020,499
(v)	> 120 day delinquent	6,912	34,220,435
(vi)	& claims filed	913	4,849,629
	Total	120,811	1,424,671,192

(r)	the Value of the Trust Estate as of the close of business on the last day of June 2007 and the Outstanding principal amount of the Notes as of the close of business on July 31st;

Value of the Trust Estate	$1,631,175,611

Outstanding Principal amount of the Notes	$1,617,900,000

(s)
the number of borrowers and percentage by dollar amount of (i) rejected federal reimbursement claims for Financed Student Loans, (ii) Financed Student Loans in forbearance, and (iii) Financed Student Loans in deferment as of the close of business on the last day of June 2007.

		Borrowers	Percentage
(i)	Outstanding rejected federal reimbursement claims	0	0%
(ii)	Financed Student Loans in forbearance	6,089	8.60%
(iii)	Financed Student Loans in deferment	7,164	9.20%

(t)	amount of pool assets at the beginning and ending of June 2007

Beginning Pool Assets	$1,453,980,617

Ending Pool Assets	$1,424,671,192

(u)	the weighted average interest rate of the pool assets as of June 30, 2007

Weighted Average Interest Rate	6.096%

(v)	the weighed average maturity, expressed in months, of the pool assets for as of June 30, 2007

Weighted Average Maturity	205

(w)	prepayment amounts received during the month of June 2007

Prepayments	$25,603,912